Share-Based Compensation - Schedule of Activities for Stock Options (Details) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares shares		Dec. 31, 2022 $ / shares shares		Dec. 31, 2021 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Options Outstanding
Granted (in shares)		9,725,000	23,570,000		9,219,000
Cancelled/forfeited (in shares)		(5,094,000)	(55,143,000)		(6,249,000)
Employees, Directors and Non-employee Directors
Options Outstanding
Balance at the beginning of the period (in shares)		17,857,000	21,862,000		20,129,000
Granted (in shares)		0	8,695,000	[1]	8,639,000	[1]
Exercised (in shares)		(3,506,000)	(1,927,000)		(890,000)
Cancelled/forfeited (in shares)		(2,334,000)	(10,773,000)		(6,016,000)
Balance at the end of the period (in shares)		12,017,000	17,857,000		21,862,000		20,129,000
Vested and expected to vest at the end of the period (in shares)								11,234,000
Exercisable at the end of the period (in shares)								7,173,000
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares		$ 0.8850	$ 0.6894		$ 0.7227
Exercise Price | $ / shares	[1]		1.2697		0.5
Exercised (in dollars per share) | $ / shares		0.6104	0.4644		0.3817
Cancelled/forfeited (in dollars per share) | $ / shares		1.475	0.7456		0.6138
Balance at the end of the period (in dollars per share) | $ / shares		0.8351	$ 0.8850		$ 0.6894		$ 0.7227
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares		0.8401
Exercisable at the end of the period (in dollars per share) | $ / shares		$ 0.6347
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)		6 years 6 months 10 days	7 years 5 months 4 days		7 years 10 months 20 days		8 years 5 months 4 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life		6 years 6 months
Exercisable at the end of the period, weighted average remaining contractual life		5 years 7 months 2 days
Aggregate Intrinsic Value | ¥			$ 38,242					¥ 178,662	¥ 69,878	¥ 155,018
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥								169,199
Exercisable at the end of the period, Aggregate intrinsic value | ¥								¥ 119,744
Non-employees
Options Outstanding
Balance at the beginning of the period (in shares)		250,000	250,000		250,000
Balance at the end of the period (in shares)		250,000	250,000		250,000		250,000
Vested and expected to vest at the end of the period (in shares)								250,000
Exercisable at the end of the period (in shares)								250,000
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares		$ 0.0001
Balance at the end of the period (in dollars per share) | $ / shares		0.0001	$ 0.0001
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares		0.0001
Exercisable at the end of the period (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)		2 years 6 months 29 days	3 years 6 months 29 days		4 years 6 months 29 days		5 years 6 months 29 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life		2 years 6 months 29 days
Exercisable at the end of the period, weighted average remaining contractual life		2 years 6 months 29 days
Aggregate Intrinsic Value | ¥			$ 1,629					¥ 5,211	¥ 1,654	¥ 3,076
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥								5,211
Exercisable at the end of the period, Aggregate intrinsic value | ¥								¥ 5,211

[1]	No stock options were granted to non-employee directors for the years presented.